Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Capitol Bancorp Limited stockholders' equity:
Preferred Stock, Shares Authorized (in shares)-Series A	700,000	700,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)-Series A	$ 100	$ 100
Preferred Stock, Shares Issued (in shares)-Series A	50,980	50,980
Preferred Stock, Shares Outstanding (in shares)-Series A	50,980	50,980
Preferred Stock, shares authorized for potential future issuance (in shares)	19,300,000	19,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	41,039,767	21,614,856
Common stock, shares outstanding (in shares)	41,039,767	21,614,856